Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes on Income Before Taxes

The Company’s income before taxes was taxed as indicated in the following jurisdictions:

	Years ended December 31,
	2011	2012
Pretax income (loss):
U.S.	$2,818	$6,638
Foreign	(253)	2,073

Total	$2,565	$8,711

Components of Provision for Income Taxes Attributable to Continuing Operations

The components of the provision for income taxes attributable to continuing operations are as follows:

	Year ended December 31,
	2011	2012
Current income tax expense:
U.S. federal	$1,786	$3,132
U.S. state and local	424	900
Foreign jurisdiction	714	808

Total current tax expense	$2,924	$4,840
Deferred income tax expense (benefit):
U.S. federal	$(102)	$(304)
U.S. state and local	(18)	(81)
Foreign jurisdiction	(55)	(49)

Total deferred tax expense (benefit)	(175)	(434)

Total income tax provision	$2,749	$4,406

Reconciliation between Statutory Tax Rate and Effective Tax Rate

A reconciliation between the Company’s statutory tax rate and the effective tax rate is as follows:

	Year ended December 31,
	2011	2012
U.S. federal statutory rate	34.0%	35.0%
Increase (reduction) resulting from:
U.S. state income taxes, net of federal benefits	4.7	5.9
Stock compensation adjustment	43.0	16.1
Non-deductible expenses	30.9	2.3
Uncertain tax positions	11.2	1.2
Benefit of credits	(5.3)	(9.1)
Provision to return differences	(15.9)	—
Foreign tax rate differential	5.4	(0.6)
Other	(0.5)	(0.5)

	107.5%	50.3%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Allowance for doubtful accounts	$125	$199
Reserves	910	823
Deferred rent	374	488
Accrued expenses and other	595	674
Foreign tax credit carryforward	136	185
Stock compensation	317	790
Net operating loss carryforwards	1,029	970

Total deferred tax assets	$3,486	$4,129

Deferred tax liabilities:
Basis difference in fixed assets	$(967)	$(914)
Capitalized software development costs	(1,631)	(2,147)
Intangibles—acquisitions	—	(614)

Total deferred tax liabilities	(2,598)	(3,675)

Net deferred tax asset	$888	$454

Reconciliation of Unrecognized Tax Benefits

The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits:

	December 31,
	2011	2012
Unrecognized tax benefits, opening balance	$36	$508
Gross increases—tax positions in prior period	220	—
Gross decreases—tax positions in prior period	—	1
Gross increases—current-period tax positions	252	105

Unrecognized tax benefits, ending balance	$508	$614